Share-Based Compensation - Additional Information (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 27, 2016	Aug. 31, 2017	Aug. 31, 2016	Jan. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation			¥ 95,070
Business acquisition, date		Jan. 27, 2016
Business combination, fair value of group	¥ 204,600
Education Group
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Business combination, fair value of group	¥ 2,025,000
Mr. He
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Business combination, Consideration transferred, Equity interests issued	7.41%
Time Education Group
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity interest acquired percentage	100.00%			100.00%
Business combination, Consideration transferred, Equity interests issued	7.41%
Business acquisition, date		Jan. 27, 2016
Business combination, fair value of group	¥ 108,982
Time Education Group | Mr. He
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Business combination, Consideration transferred, Equity interests issued	7.41%
Equity interest in acquiree held prior to combination				56.00%
Share based compensation			¥ 95,070